Condensed Consolidated Statements of Commitment to Issue Class A Common Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Commitment to Issue Class A Common Stock	Class A Common Stock Previously Reported	Class A Common Stock Restatement Adjustment	Class A Common Stock		Class A Ordinary Stock Previously Reported	Class A Ordinary Stock Restatement Adjustment	Class A Ordinary Stock	Class B Common Stock Previously Reported	Class B Common Stock Restatement Adjustment	Class B Common Stock		Convertible Preferred Stock Redeemable Preference Previously Reported	Convertible Preferred Stock Redeemable Preference Restatement Adjustment	Convertible Preferred Stock Redeemable Preference	Class B Common Stock Previously Reported	Class B Common Stock Restatement Adjustment	Class B Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Restatement Adjustment	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Previously Reported	Accumulated Other Comprehensive (Loss) Restatement Adjustment	Accumulated Other Comprehensive (Loss)	Accumulated Deficit Previously Reported	Accumulated Deficit Restatement Adjustment	Accumulated Deficit	Previously Reported	Restatement Adjustment	Total
Balance at Dec. 31, 2019				$ 7	$ 7						$ 8	$ 8		$ 724,823	$ (724,823)		$ 924,149	$ (924,149)		$ 158,704	$ 1,648,957	$ 1,807,661	$ (3,284)		$ (3,284)	$ (2,244,054)		$ (2,244,054)	$ (2,088,634)	$ 1,648,972	$ (439,662)
Balance (in Shares) at Dec. 31, 2019	[1]			72,269,976	72,269,976		40,879,124	(40,879,124)			84,780,000	84,780,000		470,588,235	(470,588,235)		600,000,000	(600,000,000)
Conversion of Class B Common Stock into Class A Common Stock (see Note 13)					$ 2							$ (2)
Conversion of Class B Common Stock into Class A Common Stock (see Note 13) (in Shares)	[1]				20,779,412							(20,779,412)
Stock-based compensation																						9,505									9,505
Exercise of stock options																						115									115
Exercise of stock options (in Shares)	[1]				54,259
Issuance of warrants																						490									490
Purchase of common stock																						(11)									(11)
Purchase of common stock (in Shares)	[1]				(4,051)
Foreign currency translation adjustment																									(2,690)						(2,690)
Net loss																												(147,085)			(147,085)
Balance at Dec. 31, 2020					$ 9							$ 6										1,817,760			(5,974)			(2,391,139)			(579,338)
Balance (in Shares) at Dec. 31, 2020	[1]				93,099,596							64,000,588
Conversion of The 9 Conditional Obligation																						2,863									2,863
Conversion of The 9 Conditional Obligation (in Shares)	[1]				423,053
Conversion of related party notes payable into Class A Common Stock (see Note 9)					$ 2																	294,794									294,796
Conversion of related party notes payable into Class A Common Stock (see Note 9) (in Shares)	[1]				22,454,776
Conversion of notes payable into class A common stock					$ 1																	98,374									98,375
Conversion of notes payable into class A common stock (in Shares)	[1]				7,688,153
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (see Note 3)					$ 3																	170,111									170,114
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (see Note 3) (in Shares)	[1]				27,798,411
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (see Note 9)																						790									790
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (see Note 9) (in Shares)	[1]				80,000
Conversion of liabilities into Class A Common Stock in the Business Combination (see Note 3)					$ 2																	285,335									285,337
Conversion of liabilities into Class A Common Stock in the Business Combination (see Note 3) (in Shares)	[1]				20,666,825
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (see Note 3)																						52,338									52,338
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock					$ (12)							$ (6)										18
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (in Shares)	[1]				(117,839,510)							(64,000,588)
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (see Note 3)					$ 8																	692,397									692,405
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (see Note 3) (in Shares)	[1]				76,140,000
Settlement of lawsuit with issuance of vested stock options (see Note 12)																						8,459									8,459
Settlement of accrued rent with issuance of vested stock options																						951									951
Vesting of restricted stock award for employee bonus																						14,620									14,620
Stock-based compensation																						8,521									8,521
Exercise of stock options																						10,492									10,492
Exercise of stock options (in Shares)	[1]				4,326,920
Settlement of receivables through receipt of Class A Common Stock																						(105)									(105)
Settlement of receivables through receipt of Class A Common Stock (in Shares)	[1]				(43,096)
Issuance of warrants																						17,596									17,596
Foreign currency translation adjustment																									(487)						(487)
Net loss																												(432,206)			(432,206)
Balance at Sep. 30, 2021					$ 13																	3,475,314			(6,461)			(2,823,345)			645,521
Balance (in Shares) at Sep. 30, 2021	[1]				134,795,128
Balance at Dec. 31, 2020					$ 9							$ 6										1,817,760			(5,974)			(2,391,139)			(579,338)
Balance (in Shares) at Dec. 31, 2020	[1]				93,099,596							64,000,588
Conversion of The 9 Conditional Obligation																						2,863									2,863
Conversion of The 9 Conditional Obligation (in Shares)	[1]				423,053
Conversion of related party notes payable into Class A Common Stock (see Note 9)					$ 2																	294,794									294,796
Conversion of related party notes payable into Class A Common Stock (see Note 9) (in Shares)	[1]				22,454,776
Conversion of notes payable into class A common stock					$ 1																	98,374									98,375
Conversion of notes payable into class A common stock (in Shares)	[1]				7,688,153
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (see Note 3)					$ 3																	170,111									170,114
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (see Note 3) (in Shares)	[1]				27,798,411
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (see Note 9)																						790									790
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (see Note 9) (in Shares)	[1]				80,000
Conversion of liabilities into Class A Common Stock in the Business Combination (see Note 3)					$ 3																	311,795									311,798
Conversion of liabilities into Class A Common Stock in the Business Combination (see Note 3) (in Shares)	[1]				22,586,392
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (see Note 3)																						25,877									25,877
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock					$ (9)							$ (6)										15
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (in Shares)	[1]				(87,273,528)							(64,000,588)
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (see Note 3)					$ 8																	692,397									692,405
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (see Note 3) (in Shares)	[1]				76,140,000
Settlement of lawsuit with issuance of vested stock options (see Note 12)																						8,459									8,459
Settlement of accrued rent with issuance of vested stock options																						951									951
Vesting of restricted stock award for employee bonus																						18,617									18,617
Vesting of restricted stock award for employee bonus (in Shares)	[1]				1,350,970
Stock-based compensation																						11,345									11,345
Exercise of stock options																						10,587									$ 10,587
Exercise of stock options (in Shares)					4,388,596	[1]																									1,035,399
Settlement of receivables through receipt of Class A Common Stock																						(105)									$ (105)
Settlement of receivables through receipt of Class A Common Stock (in Shares)	[1]				(43,096)
Issuance of warrants																						17,596									17,596
Foreign currency translation adjustment																									(971)						(971)
Net loss																												(516,505)			(516,505)
Balance at Dec. 31, 2021					$ 17																	3,482,226			(6,945)			(2,907,644)	567,654		$ 567,654
Balance (in Shares) at Dec. 31, 2021					168,693,323	[1]							[1]																		1,358,459,707
Balance at Jun. 30, 2021					$ 10							$ 6										1,973,314			6,650			2,519,439			$ (552,759)
Balance (in Shares) at Jun. 30, 2021	[1]				107,659,654							64,000,588
Conversion of related party notes payable into Class A Common Stock (see Note 9)					$ 1																	160,436									160,437
Conversion of related party notes payable into Class A Common Stock (see Note 9) (in Shares)	[1]				11,566,196
Conversion of notes payable into class A common stock					$ 1																	98,374									98,375
Conversion of notes payable into class A common stock (in Shares)	[1]				7,688,153
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (see Note 3)					$ 3																	170,111									170,114
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (see Note 3) (in Shares)	[1]				27,798,411
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (see Note 9)																						790									790
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (see Note 9) (in Shares)	[1]				80,000
Conversion of liabilities into Class A Common Stock in the Business Combination (see Note 3)					$ 2																	285,335									285,337
Conversion of liabilities into Class A Common Stock in the Business Combination (see Note 3) (in Shares)	[1]				20,666,825
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (see Note 3)																						52,338									52,338
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock					$ (12)							$ (6)										18
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (in Shares)	[1]				(117,839,510)							(64,000,588)
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (see Note 3)					$ 8																	692,397									692,405
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (see Note 3) (in Shares)	[1]				76,140,000
Settlement of lawsuit with issuance of vested stock options (see Note 12)																						8,459									8,459
Settlement of accrued rent with issuance of vested stock options																						951									951
Vesting of restricted stock award for employee bonus																						14,620									14,620
Stock-based compensation																						5,053									5,053
Exercise of stock options																						2,740									2,740
Exercise of stock options (in Shares)	[1]				1,078,495
Settlement of receivables through receipt of Class A Common Stock																						(105)									(105)
Settlement of receivables through receipt of Class A Common Stock (in Shares)	[1]				(43,096)
Issuance of warrants																						10,483									10,483
Foreign currency translation adjustment																									189						189
Net loss																												303,906			(303,906)
Balance at Sep. 30, 2021					$ 13																	3,475,314			(6,461)			(2,823,345)			645,521
Balance (in Shares) at Sep. 30, 2021	[1]				134,795,128
Balance at Dec. 31, 2021					$ 17																	3,482,226			(6,945)			(2,907,644)	$ 567,654		$ 567,654
Balance (in Shares) at Dec. 31, 2021					168,693,323	[1]							[1]																		1,358,459,707
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock					$ 7							$ 6										(13)
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (in Shares)					89,152,131							64,000,588
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06		32,900																										(20,265)			(20,265)
Transfer of private warrants to unaffiliated parties																						186									186
Amended Exercise price of ATW NPA warrants (Note 12)																						1,238									1,238
Reclassification of deferred gain upon adoption of ASC 842																												3,393			3,393
Issuance pursuant to commitment to issue registered shares		(32,900)																				32,900									32,900
Issuance pursuant to commitment to issue registered shares (in Shares)					2,387,500
Conversion of notes payable into class A common stock					$ 6																	67,212									67,218
Conversion of notes payable into class A common stock (in Shares)					64,843,850
Stock-based compensation																						9,793									9,793
Exercise of stock options																						9,535									9,535
Exercise of stock options (in Shares)					4,100,008
Repurchase of common stock																						(767)									(767)
Repurchase of common stock (in Shares)					(96,759)
Receipt of class A common stock in consideration of exercises of options																						(669)									(669)
Receipt of class A common stock in consideration of exercises of options (in Shares)					(311,878)
Exercise of warrants					$ 1																	1,727									1,728
Exercise of warrants (in Shares)					17,026,193
Foreign currency translation adjustment																									13,548						13,548
Net loss																												(398,169)			(398,169)
Balance at Sep. 30, 2022					$ 31							$ 6										3,603,368			6,603			(3,322,685)			287,323
Balance (in Shares) at Sep. 30, 2022					345,794,368							64,000,588
Balance at Jun. 30, 2022		$ 32,900			$ 24							$ 6										3,491,041			(3,261)			(3,219,308)			268,502
Balance (in Shares) at Jun. 30, 2022					238,543,475							64,000,588
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (in Shares)					20,264,715
Transfer of private warrants to unaffiliated parties																						186									186
Amended Exercise price of ATW NPA warrants (Note 12)																						1,238									1,238
Issuance pursuant to commitment to issue registered shares		(32,900)																				32,900									32,900
Issuance pursuant to commitment to issue registered shares (in Shares)					2,387,500
Conversion of notes payable into class A common stock					$ 6																	67,212									67,218
Conversion of notes payable into class A common stock (in Shares)					64,843,850
Stock-based compensation																						3,319									3,319
Exercise of stock options																						7,181									7,181
Exercise of stock options (in Shares)					3,137,272
Repurchase of common stock																						(767)									(767)
Repurchase of common stock (in Shares)					(96,759)
Receipt of class A common stock in consideration of exercises of options																						(669)									(669)
Receipt of class A common stock in consideration of exercises of options (in Shares)					(311,878)
Exercise of warrants					$ 1																	1,727									1,728
Exercise of warrants (in Shares)					17,026,193
Foreign currency translation adjustment																									9,864						9,864
Net loss																												(103,377)			(103,377)
Balance at Sep. 30, 2022					$ 31							$ 6										$ 3,603,368			$ 6,603			$ (3,322,685)			$ 287,323
Balance (in Shares) at Sep. 30, 2022					345,794,368							64,000,588

[1]	The shares of the Company’s common stock prior to the Business Combination (as defined in Note 1) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination as described in Note 3.